SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2024	2025
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loans (Note 17)	13,832	12,159
Exchangeable Senior Notes	3,906	4,585
Securitization debt	1,666	2,191
Other	29	400

Total	19,433	19,335